Document and Entity Information	Oct. 12, 2020
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001781755
Current Fiscal Year End Date	--12-31
Document Type	8-K
Document Period End Date	Oct. 12, 2020
Entity Registrant Name	BRP Group, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	001-39095
Entity Tax Identification Number	61-1937225
Entity Address, Address Line One	4211 W. Boy Scout Blvd.
Entity Address, Address Line Two	Suite 800
Entity Address, City or Town	Tampa
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33607
City Area Code	(866)
Local Phone Number	279-0698
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, par value $0.01 per share
Trading Symbol	BRP
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false